SCHEDULE OF INCOME (LOSS) PER SHARE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net loss	$ (21,036,690)	$ (15,669,093)	$ (18,169,070)
Weighted average number of common shares outstanding	36,739,857	34,545,752	29,169,653
Weighted average number of common shares outstanding - diluted	36,739,857	34,545,752	29,169,653
Basic and diluted loss per share	$ (0.57)	$ (0.45)	$ (0.62)